Above market acquired charters - Carrying Value (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Acquired Finite Lived Intangible Assets
Carrying amount, beginning of period	$ 100,518	$ 115,382
Acquisitions	4,267
Amortization	(14,542)	(14,864)	$ (16,000)
Carrying amount, end of period	$ 90,243	$ 100,518	$ 115,382